Equity (Details Textual)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 05, 2014 USD ($) $ / shares	Feb. 24, 2014 USD ($) shares	Aug. 31, 2014 USD ($) $ / shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Aug. 05, 2015 $ / shares	May. 15, 2014 shares	Jan. 02, 2014 USD ($) shares
Equity (Textual)
Warrants issued to purchase common stock shares, Shares		420,838			2,777,808				792,523
Issuance of series A warrants and placement agent warrants shares					2,397,631
Loss on extension of warrants | $					$ (146,488)
Effective share price under anti dilutive right | $ / shares					$ 2.05
Steven Girgenti [Member]
Equity (Textual)
Common stock issued value | $				$ 5,000	$ 20,000
Common stock issued shares				2,717	8,516
Dr Oscar Bronsther [Member]
Equity (Textual)
Common stock issued value | $				$ 5,000	$ 20,000
Common stock issued shares				2,660	8,939
Alvaro Pascual - Leone [Member]
Equity (Textual)
Common stock issued value | $				$ 1,563	$ 6,250
Common stock issued shares				919	2,720
Jason Barton [Member]
Equity (Textual)
Common stock issued value | $				$ 1,563	$ 6,250
Common stock issued shares				831	2,793
Jose Romano [Member]
Equity (Textual)
Common stock issued value | $				$ 1,563	$ 6,250
Common stock issued shares				831	2,793
Josef Zihl [Member]
Equity (Textual)
Common stock issued value | $				$ 3,125	$ 12,500
Common stock issued shares				1,838	5,441
Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Warrants exercisable period			3 years
Warrant exercise price | $ / shares			$ 4.50
Common stock issued value | $				$ 8,152,000	$ 30,000
Common stock issued shares				15,000	12,605
Loss on extension of warrants | $			$ 146,488
Lowell Rush [Member]
Equity (Textual)
Common stock issued value | $				$ 5,000	$ 18,750
Common stock issued shares				2,660	8,435
Fountainhead [Member]
Equity (Textual)
Common stock issued value | $				$ 15,000
Common stock issued shares				8,152
Convertible Debt | $	$ 2,355,587
Acorn Management Partners [Member]
Equity (Textual)
Common stock issued value | $				$ 25,000
Common stock issued shares				13,889
Securities Offering [Member]
Equity (Textual)
Aggregate sale of closing comprised shares, value | $					$ 5,000,000
Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Debt converted into preferred shares | $	$ 2,355,587
Percentage Of Warrants Issued As Common Stock To Debtors	75
Consulting and Advisory Services [Member]
Equity (Textual)
Shares under the original Agreement | $					7,500
Consulting and Advisory Services [Member] | Del Mar Consulting [Member]
Equity (Textual)
Common stock issued value | $					$ 5,400
Common stock issued shares					3,000
Consulting and Advisory Services [Member] | Alex Partners, LLC [Member]
Equity (Textual)
Common stock issued value | $					$ 3,600
Common stock issued shares					2,000
Consulting and Advisory Services [Member] | Garden State Securities, Inc (GSS)
Equity (Textual)
Common stock issued value | $					$ 66,000
Common stock issued shares					30,000
Consulting and Advisory Services [Member] | J and M Group, Llc [Member]
Equity (Textual)
Common stock issued value | $					$ 4,700
Common stock issued shares					2,500
Consulting and Advisory Services [Member] | Fountainhead [Member]
Equity (Textual)
Common stock issued value | $					$ 60,000
Common stock issued shares					27,368
Consulting and Advisory Services [Member] | Hayden IR, LLC
Equity (Textual)
Common stock issued value | $					$ 62,820
Common stock issued shares					27,000
Common Stock [Member]
Equity (Textual)
Warrant exercise price | $ / shares					$ 1.80
Anti Dulutive Shares								34,723
Series A Warrants [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares		210,419			34,723
Warrants exercisable period					3 years
Number of shares of common stock percentage					50.00%
Warrant exercise price | $ / shares					$ 2.05
Anti dulutive shares waived								34,723
Series A Warrants [Member] | Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares					1,388,919				396,262
Accrued consulting fee | $									$ 1,426,542
Series A Warrants [Member] | Placement Agent Agreement [Member]
Equity (Textual)
Shares issued during period		402,033			34,723
Series B Warrants [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares		210,419
Shares issued during period					1,130,621
Warrants exercisable period					3 years
Number of shares of common stock percentage					50.00%
Warrant exercise price | $ / shares					$ 3.08
Series B Warrants [Member] | Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Warrants issued to purchase common stock shares, Shares					1,388,919				396,262
Series C Preferred Stock [Member]
Equity (Textual)
Shares of series C convertible preferred stock		15.15
Aggregate investment amount | $		$ 757,700
Preferred Stock - Series D (Member) | Craig Kirsch [Member]
Equity (Textual)
Convertible Preferred Stock, Shares Issued upon Conversion				380
Shares converted into common stock, Shares				1,767
Debt converted into preferred shares | $				$ 3,799
Preferred Stock - Series D (Member) | Peter Zachariou [Member]
Equity (Textual)
Convertible Preferred Stock, Shares Issued upon Conversion				2,119
Shares converted into common stock, Shares				9,856
Debt converted into preferred shares | $				$ 21,194
Preferred Stock - Series D (Member) | Fountainhead Capital Partners Limited [Member]
Equity (Textual)
Warrant exercise price | $ / shares	$ 3.08
Convertible Preferred Stock, Shares Issued upon Conversion				5,745
Shares converted into common stock, Shares				26,721
Debt converted into preferred shares | $	$ 235,590			$ 57,453
Share Price | $ / shares	$ 4.50						$ 2.15
Preferred stock, dividend rate, percentage	7.00%
Percentage Of Companys Common Stock Hold By Beneficial Owner							50.00%